Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,831,000
Previously Paid Amount	0.00
Total Fee Amount	1,357.66
Total Offset Amount	0.00
Net Fee	1,357.66
Narrative - Max Aggregate Offering Price	$ 9,831,000
Final Prospectus	true